Investment securities (Details 4) (CHF) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Debt securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	2,095	679
Realized gains	40	5
Realized losses	(22)	(11)
Equity securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	1	0
Realized gains	0	0
Realized losses	0	0